Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 948,525,000.00
Previously Paid Amount	0.00
Total Fee Amount	145,219.18
Total Offset Amount	0.00
Net Fee	$ 145,219.18